As filed with the U.S. Securities and Exchange Commission on May 6, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bank Global Fund Services

811 E. Wisconsin Ave, 8th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-4711

Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | FEBRUARY 28, 2019

EventShares U.S. Policy Alpha ETF (PLCY)

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Letter to Shareholders (Unaudited)

Dear Shareholder:

On behalf of the EventShares team, we are pleased to present you with this semi-annual report for the EventShares U.S. Policy Alpha ETF (“PLCY” or the “Fund”). The following information pertains to the most recent semi-annual period, September 1, 2018, through February 28, 2019.

The Fund had negative performance during the semi-annual period ended February 28, 2019. The market price for PLCY decreased 7.72% and the NAV decreased 7.79%. The Morningstar Mid Core Index, a mid-cap stock index, decreased 5.89% over the same period. Outstanding shares ended the period at 900,000.

For the period, the largest positive contributor to return was eHealth Inc. (EHTH), adding 0.89% to the return of the Fund, gaining 74.89% with an average weighting of 1.01%. The second largest contributor to return was Mercury Systems Inc. (MRCY), adding 0.40% to the return of the Fund, gaining 36.96% with an average weighting of 0.79%. The third largest contributor to return was Omncicell Inc. (OMCL), adding 0.36% to the return of the Fund, gaining 34.58% with an average weighting of 0.69%.

For the period, the largest negative contributor to return was CURO Group Holdings (CURO), detracting 1.12% from the return of the Fund, declining 56.58% with an average weighting of 0.88%. The security contributing second-most negatively was Daseke Inc. (DSKE), detracting 0.83% from the return of the Fund, and declining 61.98% with an average weighting of 0.60%. The third largest negative contributor to return was ASGN Inc. (ASGN), detracting 0.76% from the return of the Fund, and declining 32.07% with an average weight of 0.56%.

For the period, the best performing security in the Fund was eHealth Inc. (EHTH), gaining 74.89% and contributing 0.89% to the return of the fund. The second-best performing security for the period was Ciena Corp. (CIEN), gaining 38.78% and contributing 0.35% to the return of the fund. The third-best performing security was Ubitquiti Networks Inc. (UBNT), gaining 37.57% for the period and contributing 0.13% to the return of the fund.

For the period, the worst performing security in the Fund was Daseke Inc. (DSKE), declining 61.98% and reducing the return of the fund by 0.83%. The second-worst performing security in the Fund was CURO Group Holdings (CURO), declining 56.58% and reducing the return of the fund by 1.12%. The third-worst performing security in the Fund was Evolent Health Inc. (EVH), declining 44.74% and reducing the return of the fund by 0.46%.

We want to express our appreciation for the confidence you have placed in the EventShares team, and we honor the responsibility you have placed on us. For more information on our investment solutions, please visit us at www.eventsharesfunds.com or call us at 1-877-539-1510.

Sincerely,

Jonathon Clements

President

Active Weighting Advisors LLC, Advisor to the Fund

Past performance does not guarantee future performance. Investing involves risk, including the loss of principal. There can be no assurance that the Fund will achieve its investment objective or the investment strategies will be successful. Shares of the ETF may trade above or below net asset value. An active secondary market in ETF shares may not develop or be maintained. There can be no assurance that ETF shares will continue to be listed on an active exchange. Holdings are subject to change.

The Morningstar Mid Core Index measures the performance of mid-cap stocks where neither growth nor value characteristics predominate. An investor cannot invest directly in an index.

1

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (September 1, 2018 to February 28, 2019), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/18	Ending Account Value 2/28/19	Annualized Expense Ratios	Expenses Paid During the Period
EventShares U.S. Policy Alpha ETF
Actual	$1,000.00	$922.10	0.85%	$4.05	(1)
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26	(2)

(1)	Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
(2)	Hypothetical expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

2

Schedule of Investments
EventShares U.S. Policy Alpha ETF
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.4%
Aerospace/Defense — 10.2%
Aerojet Rocketdyne Holdings, Inc.*	5,706	$212,548
Aerovironment, Inc.*^	2,754	219,411
General Dynamics Corp.^	1,231	209,541
Harris Corp.^	1,306	215,399
Lockheed Martin Corp.^	739	228,654
Moog, Inc.	2,346	220,430
Northrop Grumman Corp.^	787	228,199
Raytheon Co.^	1,154	215,221
TransDigm Group, Inc.*	470	204,022
		1,953,425
Agriculture — 3.2%
Altria Group, Inc.	2,906	152,303
British American Tobacco PLC – ADR(a)	3,981	146,262
Philip Morris International, Inc.	1,844	160,317
Turning Point Brands, Inc.	3,675	150,271
		609,153
Airlines — 0.4%
Alaska Air Group, Inc.	1,392	85,886

Auto Parts & Equipment — 0.5%
Allison Transmission Holdings, Inc.	2,017	100,245

Banks — 7.3%
Associated Banc-Corp.^	6,670	155,278
Bank of America Corp.	5,355	155,723
BB&T Corp.^	2,990	152,400
Fifth Third Bancorp	5,679	156,627
KeyCorp	8,991	158,781
M&T Bank Corp.^	915	158,350
PNC Financial Services Group, Inc.	1,136	143,159
SunTrust Banks, Inc.	2,622	170,089
U.S. Bancorp	2,802	144,835
		1,395,242
Beverages — 1.5%
Brown-Forman Corp. – Class B	2,961	146,540
Molson Coors Brewing Co. – Class B	2,386	147,121
		293,661
Biotechnology — 1.5%
Gilead Sciences, Inc.	2,220	144,344
Vertex Pharmaceuticals, Inc.*	742	140,053
		284,397

	Shares	Value
Building Materials — 2.3%
Forterra, Inc.*	10,701	$56,180
Martin Marietta Materials, Inc.	841	157,940
U.S. Concrete, Inc.*	1,593	63,895
Vulcan Materials Co.	1,536	171,203
		449,218
Commercial Services — 5.1%
Avalara, Inc.*	1,870	97,633
Booz Allen Hamilton Holding Corp. – Class A	4,281	226,294
Bright Horizons Family Solutions, Inc.*	1,143	141,732
Ecolab, Inc.	864	145,938
HealthEquity, Inc.*^	2,803	225,585
K12, Inc.*	4,563	146,199
		983,381
Computers — 4.5%
CACI International, Inc.*^	1,183	215,614
Leidos Holdings, Inc.	3,337	215,537
Mercury Systems, Inc.*	3,422	217,365
Vocera Communications, Inc.*	6,424	212,891
		861,407
Diversified Financial Services — 1.6%
Navient Corp.	11,996	146,591
Virtu Financial, Inc.	6,740	169,444
		316,035
Electric — 2.0%
Ameren Corp.	1,382	98,454
Duke Energy Corp.	1,094	98,088
NextEra Energy, Inc.	516	96,863
Pinnacle West Capital Corp.	1,040	97,490
		390,895
Electronics — 2.8%
Comtech Telecommunications Corp.	7,286	193,079
FLIR Systems, Inc.^	4,100	210,945
Itron, Inc.*	2,420	128,284
		532,308
Engineering & Construction — 3.1%
AECOM*	5,185	160,528
Argan, Inc.	2,107	97,976
Granite Construction, Inc.	3,222	150,016
Jacobs Engineering Group, Inc.	2,448	180,613
		589,133

The accompanying notes are an integral part of these financials statements.

3

Schedule of Investments
EventShares U.S. Policy Alpha ETF (Continued)
February 28, 2019 (Unaudited)

	Shares	Value
Entertainment — 2.0%
International Game Technology PLC	10,971	$189,250
The Stars Group, Inc.*(a)	11,429	189,950
		379,200
Environmental Control — 2.6%
Evoqua Water Technologies Corp.*	10,619	144,206
Tetra Tech, Inc.	2,681	160,914
Waste Connections, Inc.	1,176	98,078
Waste Management, Inc.	979	99,124
		502,322
Healthcare-Services — 12.0%
Anthem, Inc.	617	185,550
Centene Corp.*^	3,630	221,031
DaVita, Inc.*	3,032	172,521
Encompass Health Corp.^	2,309	145,790
HCA Healthcare, Inc.^	1,287	178,945
Humana, Inc.^	762	217,200
Molina Healthcare, Inc.*^	1,662	223,755
Teladoc, Inc.*^	2,853	183,619
The Ensign Group, Inc.	2,822	139,548
U.S. Physical Therapy, Inc.	1,626	179,250
UnitedHealth Group, Inc.^	922	223,327
WellCare Health Plans, Inc.*^	943	239,126
		2,309,662
Home Furnishings — 1.0%
Whirlpool Corp.	1,384	195,850

Insurance — 1.1%
eHealth, Inc.*	4,120	220,049

Internet — 1.2%
Boingo Wireless, Inc.*	10,442	233,587

Iron/Steel — 0.9%
United States Steel Corp.	7,648	171,392

Machinery-Construction & Mining — 1.1%
BWX Technologies, Inc.^	4,026	210,761

Machinery-Diversified — 1.3%
AGCO Corp.	2,164	146,243
Xylem, Inc.	1,287	97,233
		243,476

	Shares	Value
Metal Fabricate/Hardware — 0.8%
Advanced Drainage Systems, Inc.	5,727	$145,580

Oil & Gas Services — 1.5%
Baker Hughes, a GE Co.	3,861	101,853
Halliburton Co.	3,094	94,955
Schlumberger Ltd.	2,165	95,390
		292,198
Pharmaceuticals — 4.3%
Allergan PLC	1,054	145,146
AmerisourceBergen Corp.	764	63,641
Bristol-Myers Squibb Co.	2,931	151,415
Cardinal Health, Inc.	1,190	64,665
Eli Lilly & Co.	1,278	161,399
McKesson Corp.	501	63,707
Zoetis, Inc.^	1,790	168,672
		818,645
Pipelines — 0.8%
Cheniere Energy, Inc.*	2,424	156,227

Retail — 0.8%
FirstCash, Inc.	1,773	155,421

Shipbuilding — 1.1%
Huntington Ingalls Industries, Inc.^	1,029	215,483

Software — 3.8%
Cerner Corp.*	3,338	186,761
Evolent Health, Inc.*^	11,770	155,247
Omnicell, Inc.*^	2,419	205,494
Tabula Rasa HealthCare, Inc.*^	3,320	182,965
		730,467
Telecommunications — 7.7%
Ciena Corp.*^	5,082	216,798
InterDigital, Inc.	3,348	233,456
Motorola Solutions, Inc.	1,376	196,933
Nokia OYJ – ADR(a)^	37,778	230,068
Telefonaktiebolaget LM Ericsson – ADR(a)	25,084	227,512
Ubiquiti Networks, Inc.	1,000	144,390
Verizon Communications, Inc.^	4,094	233,031
		1,482,188

The accompanying notes are an integral part of these financials statements.

4

Schedule of Investments
EventShares U.S. Policy Alpha ETF (Continued)
February 28, 2019 (Unaudited)

	Shares	Value
Transportation — 2.3%
J.B. Hunt Transport Services, Inc.	939	$101,102
Kansas City Southern	1,324	143,839
Landstar System, Inc.	928	100,855
Norfolk Southern Corp.	588	105,429
		451,225
Water — 3.1%
American States Water Co.	2,089	148,590
American Water Works Co., Inc.	1,445	146,841
California Water Service Group	2,829	147,165
SJW Group	2,397	146,624
		589,220
TOTAL COMMON STOCKS
(Cost $17,627,577)		18,347,339

REAL ESTATE INVESTMENT TRUSTS — 3.7%
American Tower Corp.^	1,342	236,393
Camden Property Trust^	1,535	150,568
Crown Castle International Corp.^	1,978	234,888
Rexford Industrial Realty, Inc.	2,805	96,156
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $655,276)		718,005

MONEY MARKET FUND — 0.8%
First American Treasury Obligations Fund – Class X, 2.32%(b)	153,753	153,753
TOTAL MONEY MARKET FUND (Cost $153,753)		153,753

TOTAL INVESTMENTS — 99.9%
(Cost $18,436,606)		19,219,097
Other assets and liabilities, net — 0.1%		23,177
NET ASSETS — 100.0%		$19,242,274

Percentages are stated as a percent of net assets

Sector Diversification+ as of 2/28/19

Consumer, Non-cyclical	27.5%
Industrials	27.5%
Financial	13.8%
Communications	8.9%
Technology	8.3%
Utilities	5.1%
Consumer, Cyclical	4.8%
Energy	2.3%
Basic Materials	0.9%
Money-Markets	0.8%
Total	99.9%
Other Assets and Liabilities, net	0.1%
Net Assets	100.00%

ADR	American Depositary Receipt
PLC	Public Limited Company
+	As a percent of Net Assets.
*	Non-income producing security.
^	All or a portion of this security is pledged as collateral for securities sold short. While the Fund was not engaged in short sales at period end, the securities remain in a segregated account for future collateral needs. The total market value of portfolio securities pledged as collateral as of February 28, 2019, was $3,976,072.
(a)	Foreign issued security.
(b)	The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financials statements.

5

Schedule of Investments
EventShares U.S. Policy Alpha ETF (Continued)
February 28, 2019 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Fair Value Measurement section of Note 2 in the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$18,347,339	$—	$—	$18,347,339
Real Estate Investment Trusts	718,005	—	—	718,005
Money Market Fund	153,753	—	—	153,753
Total Investments in Securities	$19,219,097	$—	$—	$19,219,097

(c)	See the Schedule of Investments for industry classifications.

The accompanying notes are an integral part of these financials statements.

6

Statement of Assets and Liabilities
EventShares U.S. Policy Alpha ETF
February 28, 2019 (Unaudited)

Assets
Investments, at value (cost $18,436,606)	$19,219,097
Cash	2,463
Dividends and interest receivable	33,483
Total assets	19,255,043

Liabilities
Payable to Advisor	12,456
Payable to broker	313
Total liabilities	12,769
Net Assets	$19,242,274

Net Assets Consist of
Paid-in capital	$19,495,333
Total distributable earnings	(253,059)
Net Assets	$19,242,274

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	900,000
Net asset value, redemption price and offering price per share	$21.38

The accompanying notes are an integral part of these financials statements.

7

Statement of Operations
EventShares U.S. Policy Alpha ETF
For the Period Ended February 28, 2019 (Unaudited)

Investment Income
Dividend income	$103,032
Interest income	18,095
Total Investment income	121,127

Expenses
Investment advisory fees	76,688
Interest expense	1,727
Trustees fees and expenses	11,523
Compliance fees	13,768
Total expenses before reimbursement	103,706
Expense reimbursement by advisor	(25,291)
Net expenses	78,415
Net investment income	42,712

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain (loss) from:
Investments	(795,157)
Investments sold short	(78,920)
In-kind redemptions	15,687
Net realized loss	(858,390)
Change in net unrealized appreciation on investments	(649,101)
Net realized and unrealized loss on investments	(1,507,491)
Net decrease in net assets from operations	$(1,464,779)

The accompanying notes are an integral part of these financials statements.

8

Statement of Changes in Net Assets

EventShares U.S. Policy Alpha ETF

	Period Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(1)
From Operations
Net investment income	$42,712	$48,910
Net realized loss on investments, investments sold short, and redemptions in-kind	(858,390)	(13,089)
Net change in unrealized appreciation on investments	(649,101)	1,431,592
Net increase (decrease) in net assets resulting from operations	(1,464,779)	1,467,413

From Distributions
Distributable earnings	(38,225)	(31,638)
Total distributions	(38,225)	(31,638	)(2)

From Capital Share Transactions
Proceeds from shares sold	3,809,855	23,934,956
Cost of shares redeemed	(492,448)	(7,942,860)
Net increase in net assets resulting from capital share transactions	3,317,407	15,992,096

Total Increase in Net Assets	1,814,403	17,427,871

Net Assets
Beginning of period	17,427,871	—
End of period	$19,242,274	$17,427,871	(3)

(1)	The Fund commenced operations on October 17, 2017.
(2)	Includes net investment income distributions of $30,406 and net realized gain distributions of $1,232.
(3)	Includes accumulated undistributed net investment income of $17,272.

The accompanying notes are an integral part of these financials statements.

9

Financial Highlights

EventShares U.S. Policy Alpha ETF

Per Share Data for a Share Outstanding Throughout Each Period

Institutional Class	Six Months Ended February 28, 2019 (Unaudited)	Period Ended August 31, 2018(1)
Net Asset Value, Beginning of Period	$23.24	$20.00

Income from investment operations:
Net investment income(3)	0 .05	0.10
Net realized and unrealized gain on investments	(1.87)	3.20

Total from investment operations	(1.82)	3 .30

Less distributions paid:
From net investment income	(0.04)	(0.06)
From net realized gains	—	(0.00	)(2)
Total distributions paid	(0.04)	(0.06)

Net Asset Value, End of Period	$21.38	$23.24

Total return, at NAV(4)(5)	-7.79%	16.48%
Total return, at Market(4)(5)	-7.72%	16.40%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$19,242	$17,428

Ratio of expenses to average net assets:
Before waivers and reimbursements of expenses(6)(7)	1.15%	0.86%
After waivers and reimbursements of expenses(6)(8)	0.87%	0.86%
Ratio of net investment income to average net assets:
Before waivers and reimbursements of expenses(6)(9)	0.19%	0.52%
After waivers and reimbursements of expenses(6)(9)	0.47%	0.52%
Portfolio turnover rate(5)	129%	214%

(1)	The Fund commenced investment operations on October 17, 2017.
(2)	Represents less than .005 per share.
(3)	Per share net investment income was calculated using average shares outstanding.
(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	The before waivers and reimbursements of expenses excluding interest expense on short positions is 1.13% and 0.85%, for the period ended February 28, 2019 and August 31, 2018, respectively.
(8)	The after waivers and reimbursements of expenses excluding interest expense on short positions is 0.85% and 0.85%, for the period ended February 28, 2019 and August 31, 2018, respectively.
(9)	The net investment income/(loss) ratios include dividends, amortization and interest expense on short positions.

The accompanying notes are an integral part of these financials statements.

10

Notes to Financial Statements (unaudited)

EventShares U.S. Policy Alpha ETF

1.	ORGANIZATION

EventShares U.S. Policy Alpha ETF (the “Fund”) is a diversified series of Listed Funds Trust (“LiFT” or the “Trust”,) formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s objective is to seek capital appreciation by investing in market segments impacted by U.S. government policy and regulation. The Fund commenced operations on October 17, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during reporting period. Actual results could differ from these estimates.

Shares Transactions

The Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units”. A Creation Unit consists of 25,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Fair Value Measurement

In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Price information on exchange-traded funds is taken from the exchange where the security is primarily traded. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Advisor using procedures adopted by the Board of Trustees (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money Market Funds are valued at cost. If cost does not represent current market value the securities will be valued at fair value.

11

Notes to Financial Statements (Unaudited) (continued)

EventShares U.S. Policy Alpha ETF

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at February 28, 2019 are disclosed at the end of the Fund’s Schedule of Investments.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost-method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Advisor determines in good faith that such method does not represent fair value. The Fund distributes substantially all net investment income to shareholders in the form of dividends.

12

Notes to Financial Statements (Unaudited) (continued)

EventShares U.S. Policy Alpha ETF

Securities Short Sales

The Fund may engage in short sales. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. When the Fund shorts a security, it borrows that security, which it then sells. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. Securities held as collateral for securities sold short are denoted on the Schedule of Investments. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The amount due to broker at February 28, 2019 is $313. Interest expense of $1,727 was related to amounts due to broker for short sales.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from its net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2018, the Fund’s most recent fiscal year end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of August 31, 2018, the Fund’s most recent fiscal year end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Also, the Fund recognized no interest or penalties related to uncertain tax benefits in fiscal year 2018. At August 31, 2018, the Fund’s most recent fiscal year end, the tax period 2018 remained open to examination in the Fund’s major tax jurisdiction.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Advisor expects the risk of loss to be remote.

13

Notes to Financial Statements (Unaudited) (continued)

EventShares U.S. Policy Alpha ETF

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor. Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Independent Trustees of the Trust (“Independent Trustees”).

Pursuant to the Advisory Agreement, the Fund pays the Advisor an advisory fee of 0.85%, based on the average daily net assets of the Fund.

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustees; (iv) compensation and expenses of counsel to the Independent Trustees, (iv) compensation and expenses of the Trust’s chief compliance officer; (v) extraordinary expenses; (vi) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) the advisory fee payable to the Advisor hereunder.

Expense Limitation Agreement

The Advisor may contractually waive any portion of its advisory fee from time to time and may discontinue or modify any such voluntary limitations in the future at its discretion. The Advisor has entered into an Expense Limitation Agreement with respect to the Fund under which it has agreed, through October 31, 2019 for the Fund, to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits ‘’Total Annual Fund Operating Expenses’’ (exclusive of interest, taxes, brokerage, commissions, dividend payments on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940).

As of February 28, 2019, the expense cap in effect for the Fund was 0.85%. The Trust may terminate the Expense Limitation Agreement at any time, and the Advisor may terminate the Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Fund as set forth in the Expense Limitation Agreement.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as administrator of the Fund, transfer agent and fund accounting agent of the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; and prepares reports and materials to be supplied to the Board. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s Custodian. Under the terms of this agreement, the Advisor pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

14

Notes to Financial Statements (Unaudited) (continued)

EventShares U.S. Policy Alpha ETF

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the CBOE BZX Exchange (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (“Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Fund for each creation order is $500.

An additional variable fee of up to three (3) times the fixed Creation Transaction Fee plus all commission and fees payable to the Fund in connection with the purchase of the Deposit Securities (expressed as a percentage of the value of such Deposit Securities) may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an All Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain
Fiscal period ended August 31, 2018	$31,638	—
Six month period ended February 28, 2019	$38,225	—

(1) Ordinary income includes short-term capital gains.

At August 31, 2018, the Fund’s most recent fiscal year end, the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$16,863,647
Gross Unrealized Appreciation	1,738,950
Gross Unrealized Depreciation	(308,496)
Net Unrealized Appreciation (Depreciation)	$1,430,454
Undistributed Ordinary Income	17,272
Undistributed Long-Term Capital Gain	—
Distributable Earnings	17,272
Other Accumulated Gain/Loss	$(197,781)
Total Accumulated Gain (Loss)	$1,249,945

15

Notes to Financial Statements (Unaudited) (continued)

EventShares U.S. Policy Alpha ETF

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At August 31, 2018, the Fund’s most recent fiscal year end, the Fund had short-term capital losses of $197,781 remaining which will be carried forward indefinitely to offset future realized capital gains.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended February 28, 2019 were as follows:

Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
$22,353,900	$21,915,602	$3,593,275	$413,140

7.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

Period Ended February 28, 2019
Shares Sold	175,000
Shares Reinvested	—
Shares Redeemed	(25,000)
Net Increase/(Decrease)	150,000

8.	PRINCIPAL RISKS

As with all exchange traded funds (‘’ETFs’’), shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (‘’NAV’’), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading ‘’Principal Risks’’.

Absence of Prior Active Market Risk. Although the shares in the Fund are listed on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the shares of a Fund, particularly during periods of market stress. Therefore, there may be times when there is little, sporadic or no market liquidity for shares, which could negatively affect the price of such shares. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Equity Securities Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of such issuer.

Issuer Risk. From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may decline (or appreciate, for short positions) in value.

Short Selling Risk. Short positions entered into by the Fund may involve higher risks and costs, and potential losses relating to such investments are not typically limited.

16

Notes to Financial Statements (Unaudited) (continued)

EventShares U.S. Policy Alpha ETF

9.	MATTERS SUBMITTED TO A SHAREHOLDER VOTE

A special meeting of shareholders of the Trust was held on January 31, 2019, and the following matter was approved:

Proposal to elect Pamela H. Conroy, Koji Felton, and Paul R. Fearday to serve on the Trust’s Board of Trustees.

Pamela H. Conroy	Koji Felton	Paul R. Fearday
For: 682,160	For: 676,666	For: 677,903
Abstain: 58,684	Abstain: 64,178	Abstain: 62,941

10.	SUBSEQUENT EVENTS

Management has evaluated the Fund’s related events and transactions that occurred subsequent to February 28, 2019, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Supplemental Information (Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus for the Fund may be obtained without charge by writing to the Fund, c/o Active Weighting Advisors LLC, 260 Newport Center Dr., Suite 100, Newport Beach, CA 92660; by calling 1-877-539-1510; or by visiting the Fund’s website at www.eventsharesfunds.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at 1-877-539-1510. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-539-1510 and on the SEC’s website at www.sec.gov.

TAX INFORMATION

The Fund designated 100.00% of its ordinary income distribution for the period ended August 31, 2018 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended August 31, 2018, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was 0.00%.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.eventsharesfunds.com.

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INVESTMENT ADVISOR

Active Weighting Advisors LLC
260 Newport Center Drive, Suite 100
Newport Beach, CA 92660

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

ADMINISTRATOR, Fund Accountant & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report is authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider the fund’s investment objectives, risks, charges and expense before investing. The prospectus contains this and other important information. Please read carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken

Gregory C. Bakken, President/Principal Executive Officer

Date	May 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken

Gregory C. Bakken, President/Principal Executive Officer

Date	May 6, 2019

By (Signature and Title)*	/s/ Sarah M. Schlichting

Sarah M. Schlichting, Treasurer/Principal Financial Officer

Date	May 6, 2019

* Print the name and title of each signing officer under his or her signature.